Note 13 - Voyage and Vessel Operating Expenses	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Vessel Voyage and Operating Expenses [Text Block]
13.
       Voyage and Vessel Operating Expenses

These consisted of:

	Year ended December 31,
	2018	2019	2020
Voyage expenses
Port charges and canal dues	384,893	251,197	451,586
Bunkers	876,195	804,211	882,673
Total	1,261,088	1,055,408	1,334,259

Vessel operating expenses
Crew wages and related costs	11,020,924	13,111,682	17,866,847
Insurance	1,537,539	1,844,088	2,947,937
Repairs and maintenance	1,043,632	1,110,995	1,316,864
Lubricants	1,665,849	2,029,230	2,609,647
Spares and consumable stores	3,445,422	4,758,290	6,245,518
Professional and legal fees	252,156	259,311	255,948
Other	1,020,648	869,686	976,928
Total	19,986,170	23,983,282	32,219,689